Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038-4982

JANNA MANES
(212) 806-6141

March 27, 2001

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Attention: Keith O'Connell

Re:	The Lazard Funds, Inc. Registration Nos: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is a supplement to the Fund's current prospectus.

Please telephone David Stephens of this office at 212.806.6138 or the undersigned if you have any questions.

Very truly yours,

/s/ Janna Manes

Janna Manes

cc:  David Stephens, Esq.

THE LAZARD FUNDS, INC.
Lazard Mortgage Portfolio

Supplement to Prospectus dated December 29, 2000

The following information supersedes any contrary information contained in the section of the Fund's prospectus entitled "Fund Management."

          The Principal Portfolio Manager of the Fund is Mr. Kenneth C. Weiss.

March 27, 2001